Staff Costs and Directors' Emoluments - Summary of Staff Costs (Parenthetical) (Detail) - Exceptional items [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 9	$ 21	$ 13
Settlement loss including transaction costs		15
System Fund [member]
Disclosure of information about employees and directors [Line Items]
Exceptional items	$ 8	$ 21	$ 9